Interests in associates, joint ventures and other investments - Movements in Associates, Joint Ventures and Other Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movements in interests in associates and joint ventures
Beginning balance	£ 412.9	£ 330.7
Additions	4.4	93.6
Earnings from associates - after interest and tax	(60.4)	23.8
Share of other comprehensive income of associate undertakings	51.2	13.5	£ (61.5)
Dividends	(37.6)	(53.4)
Other movements	2.9	(0.2)
Exchange adjustments	17.1	(22.5)
Disposals	(9.6)	(4.8)
Reclassification from subsidiaries	(5.9)	4.2
Reclassification from associates to other investments	(22.5)
Amortisation of other intangible assets	(0.2)	(0.5)
Reversal of write-downs	(47.2)	28.5
Ending balance	305.1	412.9	330.7
Movements in interests in other investments
Beginning balance	318.3	387.3
Additions	5.1	5.9
Disposals	(16.0)	(31.9)
Reclassification from associates to other investments	61.6
Revaluation of other investments through profit or loss	23.1	(7.5)
Revaluation of other investments through other comprehensive income	(22.3)	(35.5)
Ending balance	£ 369.8	£ 318.3	£ 387.3